Off-balance sheet commitments given and contingent liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Off-Balance Sheet Commitments [Abstract]
Capital commitments	€ 186,350	€ 205,131